Note 9 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	2012	2011
Goodwill	$3,764,314	$3,764,314
Core deposits intangible	1,393,228	1,661,195
Total	$5,157,542	$5,425,509

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013	$267,967
2014	258,054
2015	231,255
2016	231,255
2017	231,255
Thereafter	173,442
$1,393,228